BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Assets	R$ 56,408,367	R$ 49,819,186
Current assets	10,364,415	15,398,048
Cash and cash equivalents	2,548,713	5,228,615
Marketable securities	2,190,635	4,568,020
Trade accounts receivable	3,421,094	3,066,906
Inventories	236,117	202,553
Recoverable indirect taxes, charges and contributions	472,202	354,620
Recoverable direct taxes, charges and contributions	720,808	1,311,906
Prepaid expenses	278,851	275,148
Derivative financial instruments	239,189	134,292
Leases	30,643	30,076
Other amounts recoverable	26,519	28,661
Other assets	199,644	197,251
Non-current assets	46,043,952	34,421,138
Marketable securities	12,929	11,508
Trade accounts receivable	238,683	186,301
Recoverable indirect taxes, charges and contributions	895,408	905,312
Recoverable direct taxes, charges and contributions	517,878	730,455
Deferred income tax and social contribution	1,367,586	536,888
Judicial deposits	1,377,560	718,773
Prepaid expenses	80,258	83,139
Derivative financial instruments	662,433	521,627
Leases	208,003	213,045
Other assets	65,398	18,908
Investment	1,540,116	1,601,703
Property, plant and equipment	22,661,152	18,308,400
Intangible assets	16,416,548	10,585,079
Total liabilities and shareholders' equity	56,408,367	49,819,186
Total liabilities	31,011,002	24,712,080
Current liabilities	13,118,009	10,611,482
Suppliers	4,237,229	3,267,404
Loans and financing	1,264,967	538,450
Lease liabilities	2,257,211	1,269,878
Derivative financial instruments	343,142	194,837
Payroll and related charges	343,541	303,239
Indirect taxes, charges and contributions payable	2,093,734	1,418,682
Direct taxes, charges and contributions payable	262,344	245,113
Dividends and interest on shareholders’ equity payable	661,494	533,580
Authorizations payable	507,685	2,630,169
Deferred revenues	265,417	197,179
Other contractual obligations	748,291
Other liabilities	132,954	12,951
Non-current liabilities	17,892,993	14,100,598
Loans and financing	3,704,858	3,307,015
Derivative financial instruments	50,230	13,950
Lease liabilities	10,574,654	7,793,661
Indirect taxes, charges and contributions payable	3,734	3,273
Direct taxes, charges and contributions payable	9,806	13,227
Provision for legal and administrative proceedings	1,112,156	960,881
Pension plans and other post-employment benefits	5,825	6,492
Authorizations payable	1,165,705	1,250,918
Deferred revenues	666,612	689,161
Other liabilities	599,413	62,020
Shareholders’ equity	25,397,365	25,107,106
Share Capital	13,477,891	13,477,891
Capital reserves	408,602	401,806
Profit reserves	11,514,879	11,236,551
Other comprehensive income	(3,844)	(4,285)
Treasury shares	R$ (163)	R$ (4,857)